Concentrations (Details) - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | One Licensee [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%
Supplier Concentration Risk [Member] | One licensor [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%